6. Accounts receivable, net (Details 2) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Allowance for doubtful debts: Balance at beginning	$ (69)	$ (97)	(8,461)	(13,225)
Recovered			461	4,764
Balance at end	$ (69)	$ (97)	(8,000)	(8,461)